LONG-TERM DEBT (Details 2) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Jan. 20, 2011
Outstanding Senior Debt Fixed Parentheticals [Abstract]
Carrying amount			€ 826
Amortized cost			849
Net gains/(losses) resulting from changes in fair value		€ (23)	43
Fair value gains/(losses) attributable to changes in instrument specific credit risk		€ (42)	€ 20
Repurchase and cancellation of covered bonds				€ 10,000
Fixed Rate Covered Bonds Third Series NBG
Summary Of Redeemed Senior Debt [Line Items]
Redemption date		October 2016
Type		Fixed rate covered bonds- Third Series
Nominal amount in million		€ 846
Issue date		October 7, 2009
Currency	[1]	EUR
Variable Rate Notes NBG
Summary Of Redeemed Senior Debt [Line Items]
Redemption date		September 2016
Type		Variable Rate Notes
Nominal amount in million		€ 95
Issue date		September 1, 2009
Currency	[2]	EUR
Fixed Rate Notes NBG I
Outstanding Senior Debt [Line Items]
Issue date		December 20, 2012
Maturity date		December 2024
Interest rate		Fixed interest rate of 2.535%
Interest payment period		Quarterly
Nominal amount in million	[2]	€ 40
Own held by the group (nominal amount in million)		€ 0
Currency		EUR
Interest Percentage		2.535%
Fixed Rate Notes NBG II
Outstanding Senior Debt [Line Items]
Issue date		August 5, 2013
Maturity date		August 2023
Interest rate		Fixed interest rate of 2.519%
Interest payment period		Quarterly
Nominal amount in million	[2]	€ 39
Own held by the group (nominal amount in million)		€ 0
Currency		EUR
Interest Percentage		2.519%
Fixed Rate Notes NBG III
Outstanding Senior Debt [Line Items]
Issue date		December 23, 2013
Maturity date		December 2023
Interest rate		Fixed interest rate of 2.68%
Interest payment period		Semi-annually
Nominal amount in million	[2]	€ 58
Own held by the group (nominal amount in million)		€ 0
Currency		EUR
Interest Percentage		2.68%
Fixed Rate Notes NBG IV
Outstanding Senior Debt [Line Items]
Issue date		January 29, 2014
Maturity date		January 2026
Interest rate		Fixed interest rate of 2.96%
Interest payment period		Semi-annually
Nominal amount in million	[2]	€ 57
Own held by the group (nominal amount in million)		€ 0
Currency		EUR
Interest Percentage		2.96%
Variable Rate Bond NBG Pangaea Reic
Outstanding Senior Debt [Line Items]
Issue date		August 20, 2014
Maturity date		July 2019
Interest rate		Three-month Euribor plus 4.85%.
Interest payment period		Quarterly
Nominal amount in million		€ 233
Own held by the group (nominal amount in million)
Currency		EUR
Interest Percentage		4.85%
Outstanding Nominal amount
Variable Rate Notes NBG I
Outstanding Senior Debt [Line Items]
Issue date		December 29, 2014
Maturity date		December 2022
Interest rate		Six-month Euribor plus 1.67%
Interest payment period		Semi-annually
Nominal amount in million	[2]	€ 27
Own held by the group (nominal amount in million)
Currency		EUR
Interest Percentage		1.67%
Outstanding Nominal amount
Variable Rate Notes NBG II
Outstanding Senior Debt [Line Items]
Issue date		November 15, 2016
Maturity date		November 2021
Interest rate		Six-month Euribor plus 1.53%
Interest payment period		Semi-annually
Nominal amount in million	[2]	€ 68
Own held by the group (nominal amount in million)
Currency		EUR
Interest Percentage		1.53%
Outstanding Nominal amount
Variable Rate Notes NBG III
Outstanding Senior Debt [Line Items]
Issue date		November 15, 2016
Maturity date		November 2021
Interest rate		Six-month Euribor plus 1.73%
Interest payment period		Semi-annually
Nominal amount in million	[2]	€ 26
Own held by the group (nominal amount in million)
Currency		EUR
Interest Percentage		1.73%
Outstanding Nominal amount
Series A1 Asset Backed Floating Rate Notes Sinepia Special Purpose Entity
Outstanding Senior Debt [Line Items]
Issue date	[3]	August 8, 2016
Maturity date	[3]	July 2035
Interest rate	[3]	Three-month Euribor plus 1.85%
Interest payment period	[3]	Quarterly
Nominal amount in million	[3]	€ 150
Own held by the group (nominal amount in million)	[3]
Currency	[3]	EUR
Interest Percentage	[3]	1.85%
Outstanding Nominal amount	[3]	€ 123
Series A2 Asset Backed Floating Rate Notes Sinepia Special Purpose Entity
Outstanding Senior Debt [Line Items]
Issue date	[3]	August 8, 2016
Maturity date	[3]	July 2035
Interest rate	[3]	Three-month Euribor plus 1.85%
Interest payment period	[3]	Quarterly
Nominal amount in million	[3]	€ 35
Own held by the group (nominal amount in million)	[3]
Currency	[3]	EUR
Interest Percentage	[3]	1.85%
Outstanding Nominal amount	[3]	€ 29
Series A3 Asset Backed Floating Rate Notes Sinepia Special Purpose Entity
Outstanding Senior Debt [Line Items]
Issue date	[3]	August 8, 2016
Maturity date	[3]	July 2035
Interest rate	[3]	Three-month Euribor plus 1.85%
Interest payment period	[3]	Quarterly
Nominal amount in million	[3]	€ 50
Own held by the group (nominal amount in million)	[3]
Currency	[3]	EUR
Interest Percentage	[3]	1.85%
Outstanding Nominal amount	[3]	€ 41
Series A4 Asset Backed Floating Rate Notes Sinepia Special Purpose Entity
Outstanding Senior Debt [Line Items]
Issue date	[3]	August 8, 2016
Maturity date	[3]	July 2035
Interest rate	[3]	Three-month Euribor plus 1.85%
Interest payment period	[3]	Quarterly
Nominal amount in million	[3]	€ 89
Own held by the group (nominal amount in million)	[3]	€ 8
Currency	[3]	EUR
Interest Percentage	[3]	1.85%
Outstanding Nominal amount	[3]	€ 73

[1]	Fixed rate covered bonds issued by the Bank under the EUR 10.0 billion covered bonds program and have been designated as financial liability at fair value through profit or loss. During 2016, net loss of EUR 23 million (2015: gain of EUR 43 million) resulting from changes in the fair value of these notes were recorded in Net trading income / (loss) and results from investment securities. Fair value loss of EUR 42 million were attributable to changes in instrument specific credit risk (2015: gain of EUR 20 million). Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2015 were EUR 826 million and EUR 849 million respectively.
[2]	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.
[3]	On July 12, 2016, the Special Purpose Entity SINEPIA Designated Activity Company (D.A.C.) was established in Ireland, for the purposes of secured borrowing with SME loans. The Bank consolidates this entity as its primary beneficiary.